EMPLOYMENT AND CONSULTING AGREEMENTS	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
NOTE 10. EMPLOYMENT AND CONSULTING AGREEMENTS

Employment Agreements

The Company entered into a three year employment agreement with its Chief Executive Officer, Leonard Mazur, effective September 12, 2014. Upon expiration, the agreement automatically renews for successive periods of one-year. The agreement requires the Company to pay base compensation plus incentives over the employment term plus severance benefits upon the occurrence of certain events as described in the agreement. Under the agreement, Leonard Mazur was granted options to purchase 3,300,000 shares of common stock (see Note 7 – Stock Options). On March 30, 2016, in connection with the acquisition of LMB, Leonard Mazur resigned as Chief Executive Officer but will continue to serve as Chairman of the Board under the current employment agreement.

On March 30, 2016, in connection with the acquisition of LMB, the Company entered into a three year employment agreement with Myron Holubiak to serve as Chief Executive Officer. Upon expiration, the agreement automatically renews for successive periods of one-year. The agreement requires the Company to pay base compensation plus incentives over the employment term plus severance benefits upon the occurrence of certain events as described in the agreement.

The Company has employment agreements with certain other employees that require the Company to pay base compensation plus incentives over the employment term plus severance benefits upon the occurrence of certain events as described in the agreement.

Consulting Agreements

Effective September 1, 2014, the Company entered into three consulting agreements. Two of the agreements are for financial consulting services including accounting, preparation of financial statements and filings with the SEC. The third agreement is for financing activities, product development strategies and corporate development. The agreements may be terminated by the Company or the consultant with 90 days written notice.

Consulting expense under the agreements for the years ended September 30, 2016 and 2015, and the nine months ended September 30, 2014 was $460,000, $348,000 and $29,000, respectively. Consulting expense for the years ended September 30, 2016 and 2015, and the nine months ended September 30, 2014 includes $48,000, $48,000 and $4,000, respectively, paid to a financial consultant who is a stockholder of the Company. In addition, one financial consulting services agreement provides for the grant of options to purchase 500,000 shares of common stock contingent upon approval by the Board of Directors. The options were granted on June 1, 2015.